SHORT TERM AND LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands	Mar. 08, 2021	Dec. 17, 2018
Mizrachi Member
Debt Instrument [Line Items]
Repayment of loan facility	$ 8,333
New loan facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 25,000